Consolidated Statements of Financial Position - CAD ($)		Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents		$ 302,715	$ 13,799
Accounts receivable	[1]	11,928	15,474
Prepaid expenses	[2]	125,444	179,123
Current assets		440,087	208,396
Intangible assets	[3]	3	3
Total Assets		440,090	208,399
Current Liabilities
Accounts payable and accrued liabilities	[4]	152,569	652,460
Lease liabilities	[5]	0	21,390
Loans payable	[6]	1,001,562	0
Liabilities		1,154,131	673,850
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	[7]	22,286,852	21,400,106
Subscription		10,000	10,000
Shares to be issued	[8]	0	100,000
Reserves	[7]	5,497,092	5,358,462
Deficit		(28,507,985)	(27,334,019)
Equity		(714,041)	(465,451)
Total Liabilities and Shareholders' Equity (Deficiency)		$ 440,090	$ 208,399

[1]	Note 5.
[2]	Note 6.
[3]	Note 10.
[4]	Note 11.
[5]	Note 12.
[6]	Note 13.
[7]	Note 14.
[8]	Note 4.